Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Profit before tax	$ 33,744	$ 25,253	$ 25,604
Adjustments for:
Depreciation and amortization	2,612	1,956	1,360
Impairment loss on insurance receivables	2,861	629	472
Loss on disposal of property, premises and equipment		26
Realized gain on sale of financial assets at FVTPL	(1,599)	(947)	(2,049)
Fair value loss (gain) on investment properties	2,007	304	(94)
Realized loss (gain) on sale of investment properties	213	(679)
Loss (gain) on revaluation of financial assets at FVTPL	241	(1,591)	949
Loss on sale of bonds at fair value through OCI	411	629	764
Expected credit loss on financial assets	264	(36)	30
Share of loss from associates	1,479	376	886
Lease interest expense	203	108
Share-based payment expense	450
Net foreign exchange differences	(2,572)	(5,704)	3,372
Cash from operations before working capital changes	40,314	20,324	31,294
Working capital adjustments
Term deposits	(52,459)	(44,426)	30,845
Insurance receivables	(55,870)	(3,523)	952
Purchase of financial assets at FVTPL	(9,400)	(14,906)	(1,380)
Purchase of bonds through OCI	(237,528)	(109,955)	(36,245)
Proceeds from maturity of financial assets at amortized cost	133	500	500
Proceeds from sale/maturity of bonds at fair value through OCI	71,050	67,193	56,417
Proceeds from sale of financial assets at FVTPL	10,073	9,616	7,853
Reinsurance share of outstanding claims	(11,273)	11,353	(973)
Reinsurance share of unearned premiums	(16,160)	(1,350)	8,560
Deferred excess of loss premiums	(1,922)	(2,724)	(836)
Deferred policy acquisition costs	(13,459)	(5,309)	(3,488)
Other assets	(1,808)	(2,693)	249
Additions to investment property	(74)	(745)
Proceeds from sale of investment property	3,526	6,063
Gross outstanding claims	79,202	28,673	1,152
Gross unearned premiums	71,054	37,959	11,561
Insurance payables	29,917	20,510	(929)
Other liabilities	3,447	3,943	959
Unearned commissions	2,128	900	(2,344)
Net cash flows (used in) from operating activities before tax	(89,109)	21,403	104,147
Income tax paid	(1,465)		(56)
Net cash flows (used in) from operating activities after tax	(90,574)	21,403	104,091
INVESTING ACTIVITIES
Purchases of property, premises and equipment	(344)	(443)	(415)
Proceeds from sale of premises and equipment		22
Purchases of intangible assets	(1,561)	(613)	(732)
Net cash flows used in investing activities	(1,905)	(1,034)	(1,147)
FINANCING ACTIVITIES
Cash injection in connection with Business Combination	120,821
Consideration paid to shareholders as deemed settlement for shares	(80,000)
Dividends paid	(4,360)	(10,816)	(4,091)
Treasury shares		(5,053)	(15,050)
Lease liabilities payments	(796)	(606)
Net cash flows from (used in) financing activities	35,665	(16,475)	(19,141)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(56,814)	3,894	83,803
Net foreign exchange differences	(2,207)	3,834	(3,221)
Cash and cash equivalents at the beginning of the year	192,460	184,732	104,150
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 133,439	$ 192,460	$ 184,732